PREMISES LEASES - Disclosure of minimum lease payments in respect of lease liabilities (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted minimum lease payments:	$ 80,509	$ 166,621
Effect of discounting	(6,960)	(26,710)
Present value of minimum lease payments	73,549	139,911	$ 0
Less current portion	(73,549)	(67,928)
Long-term portion	0	71,983
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted minimum lease payments:	80,509	86,112
Two to three years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted minimum lease payments:	$ 0	$ 80,509